Financial Risk Management - Liquidity Risk (Details) - Liquidity risk - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	$ 124,111	$ 1,172,330
Derivative financial liabilities, undiscounted cash flows		(3,743)
Less than 1 month
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	14,247	32,939
Derivative financial liabilities, undiscounted cash flows		(7)
1 - 3 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	9,267	39,324
3 - 12 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	31,735	125,806
Derivative financial liabilities, undiscounted cash flows		(2,514)
1 - 5 years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	68,862	947,987
Derivative financial liabilities, undiscounted cash flows		(1,222)
More than five years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		26,274
Interest rate swaps
Financial Risk Management
Derivative financial liabilities, undiscounted cash flows		(3,743)
Interest rate swaps | Less than 1 month
Financial Risk Management
Derivative financial liabilities, undiscounted cash flows		(7)
Interest rate swaps | 3 - 12 months
Financial Risk Management
Derivative financial liabilities, undiscounted cash flows		(2,514)
Interest rate swaps | 1 - 5 years
Financial Risk Management
Derivative financial liabilities, undiscounted cash flows		(1,222)
Trade accounts payable
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	9,330	9,300
Trade accounts payable | Less than 1 month
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	9,224	8,895
Trade accounts payable | 1 - 3 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	106	405
Due to related parties
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		2,873
Due to related parties | 1 - 3 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		2,873
Other payables and accruals
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	13,625	26,182
Other payables and accruals | Less than 1 month
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	2,306	8,780
Other payables and accruals | 1 - 3 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	3,901	10,733
Other payables and accruals | 3 - 12 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	7,418	6,669
Other non-current liabilities
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		79
Other non-current liabilities | 1 - 5 years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		79
Lease liabilities
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	101,156	66,287
Lease liabilities | Less than 1 month
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	2,717	1,642
Lease liabilities | 1 - 3 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	5,260	3,125
Lease liabilities | 3 - 12 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	24,317	14,453
Lease liabilities | 1 - 5 years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	$ 68,862	47,067
Floating interest rate | Loans received
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		$ 1,067,609
Interest rate		6.50%
Floating interest rate | Loans received | Less than 1 month
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		$ 13,622
Floating interest rate | Loans received | 1 - 3 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		22,188
Floating interest rate | Loans received | 3 - 12 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		104,684
Floating interest rate | Loans received | 1 - 5 years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		900,841
Floating interest rate | Loans received | More than five years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		$ 26,274